Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Amounts due for Non-Cancelable Leases
The minimum amounts due for non-cancellable leases at December 31, 2017 are as follows ($ thousands):

Year	Operating	Capital	Total
2018	76,779	7,999	84,778
2019	61,258	7,643	68,901
2020	55,782	6,844	62,626
2021	49,881	6,039	55,920
2022	48,485	4,348	52,833
Thereafter	248,389	5,078	253,467
Total minimum payments	540,574	37,951	578,525
Less amount representing interest		(10,252)
Capitalized lease obligation		27,699

Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ thousands)	December 31, 2017
Current liabilities	84,250
Non-current liabilities	191,376
275,626

Schedule of Future Jackpot Payments
Future jackpot payments are due as follows ($ thousands):

Year	Previous Winners	Future Winners	Total
2018	40,644	43,460	84,104
2019	32,127	8,674	40,801
2020	28,554	526	29,080
2021	24,190	526	24,716
2022	21,417	526	21,943
Thereafter	115,615	7,886	123,501
Future jackpot payments due	262,547	61,598	324,145
Unamortized discounts			(48,519)
Total jackpot liabilities			275,626

Schedule of Potential Commitments for Bonds Outstanding

($ thousands)	Total bonds
Performance bonds	447,014
Wide Area Progressive bonds	266,218
Bid and litigation bonds	8,600
All other bonds	24,827
746,659
The following table provides information related to potential commitments for bonds outstanding at December 31, 2017: